CORPORATE BONDS PAYABLE	12 Months Ended
Dec. 31, 2022
Corporate Bonds Payable
CORPORATE BONDS PAYABLE

NOTE 16 — CORPORATE BONDS PAYABLE

The corporate bonds recognized in the consolidated financial statements are calculated as follows:

	HK$ 6% Corporate Bonds due 2021	HK$ 9% Corporate Bonds due 2022	HK$ 6% Corporate Bonds due 2021	HK$ 9% Corporate Bonds due 2021	HK$ 6% Corporate Bonds due 2022	HK$ 6% Corporate Bonds due 2023	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
	(note a)	(note b)	(note c)	(note d)	(note e)	(note c)
Balance as at January 1, 2021	103,936	5,000	35,776	5,000	76,041	-	225,753
Issuance during the year	-	-	-	-	-	8,000	8,000
Transaction costs	-	-	-	-	-	(560)	(560)
Repayment	(75,900)	-	-	(5,000)	-	-	(80,900)
Amortization	1,564	-	1,224	-	2,861	262	5,911
Balance as at December 31, 2021 (HK$’000)	29,600	5,000	37,000	-	78,902	7,702	158,204
Less: non-current Portion (HK$’000)	-	-	-	-	-	(7,702)	(7,702)
Current portion (HK$’000)	29,600	5,000	37,000	-	78,902	-	150,502

	HK$ 6% Corporate Bonds due 2021	HK$ 9% Corporate Bonds due 2022	HK$ 6% Corporate Bonds due 2021	HK$ 9% Corporate Bonds due 2021	HK$ 6% Corporate Bonds due 2022	HK$ 6% Corporate Bonds due 2023	HK$ 6% Corporate Bonds due 2025	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
	(note a)	(note b)	(note c)	(note d)	(note e)	(note c)	(note f)
Balance as at January 1, 2022	29,600	5,000	37,000	-	78,902	7,702	-	158,204
Issuance during the year	-	-	-	-	-	-	-	-
Transaction costs	-	-	-	-	-	-	-	-
Transfer	-	-	-	-	(2,500)	-	2,500	-
Repayment	(6,645)	(5,000)	(8,307)	-	(23,776)	-	-	(43,728)
Amortization	-	-	-	-	598	293	-	891
Balance as at December 31, 2022 (HK$’000)	22,955	-	28,693	-	53,224	7,995	2,500	115,367
Less: non-current Portion (HK$’000)	-	-	-	-	-	-	(2,500)	(2,500)
Current portion (HK$’000)	22,955	-	28,693	-	53,224	7,995	-	112,867

Balance as at December 31, 2022 (US$’000)	2,943	-	3,679	-	6,823	1,025	321	14,791
Less: non-current Portion (US$’000)	-	-	-	-	-	-	(321)	(321)
Current portion (US$’000)	2,943	-	3,679	-	6,823	1,025	-	14,470

Note:

(a)	On December 7, 2018, the Company issued HK$110,000,000 corporate bonds with a nominal value of HK$110,000,000, of which HK$105,500,000 (approximately US$13,525,641) was received in 2019. The bonds carry interest at a rate of 6%, which is accumulated daily on the 365 daily basis and payable annually after the period.
(b)	On February 26, 2020, the Company issued HK$5,000,000 corporate bonds with a nominal value of HK$5,000,000, of which HK$5,000,000 (approximately US$641,000) was received in 2020. The bonds carry interest at a rate of 9%, which is accumulated daily on the 365 daily basis and payable annually after the period.
(c)	On November 25, 2019, the Company issued HK$150,000,000 corporate bonds with a nominal value of HK$150,000,000, of which HK$37,000,000 (approximately US$4,743,590) and HK$79,500,000 (approximately US$10,192,308) was received in 2019 and 2020. Respectively. The bonds carry interest at a rate of 6%, which is accumulated daily on the 365 daily basis and payable annually after the period.
(d)	On December 12, 2019, the Company issued HK$5,000,000 corporate bonds with a nominal value of HK$5,000,000, of which HK$5,000,000 (approximately US$641,000) was received in 2019. The bonds carry interest at a rate of 9%, which is accumulated daily on the 365 daily basis and payable annually after the period.
(e)	On January 6, 2021, the Company issued HK$8,000,000 corporate bonds with a nominal value of HK$8,000,000, of which HK$8,000,000 was received in 2021. The bonds carry interest at a rate of 6% per annum and payable annually after the period.
(f)	On December 29, 2022, one bondholder transferred its “HK$ 6% corporate bond due 2021” to another independent third party of which the corporate bond was extended to February 1, 2025.
(g)	The effective interest rates of HK$105,500,000 6% Corporate Bonds due in 2021 and HK$124,500,000 6% Corporate Bonds due in 2021, 2022 and 2023 are 9.13% and 10.04%, respectively.
(h)	Subsequent to December 31, 2022, certain holders of bonds with aggregate carrying amount of approximately HK$10,000,000 have agreed in writing to extend the maturities of the relevant bonds to February 2025. The directors are in negotiating for extension of the remaining corporate bonds with the bond holders

For the years ended December 31, 2020, 2021, and 2022, the Group recognized interest expense of HK$19,442,000, HK$18,060,000 and HK$9,907,000 (approximately US$1,270,000) respectively.